Offerings - Offering: 1	Feb. 19, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 7,682,741
Amount of Registration Fee	$ 1,060.99
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,060.99 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on November 14, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.